Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (255,800)	$ (36,026)	¥ (456,808)	¥ (477,886)
Net cash (used in) generated from investing activities	(9,300)	(1,309)	(7,463)	81,697
Net cash used in financing activities	(48,832)	(6,878)	(86,239)	(52,899)
Effect of exchange rate changes	3,863	543	36,666	(37,006)
Net (decrease) increase in cash, cash equivalents and restricted cash	(310,052)	(43,670)	(513,844)	(486,094)
Cash, cash equivalents and restricted cash at the beginning of year	925,268	130,321	1,439,112	1,925,206
Cash, cash equivalents and restricted cash at the end of year	615,216	86,651	925,268	1,439,112
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(19,253)	(2,712)	(19,357)	(51,411)
Net cash (used in) generated from investing activities	(41,305)	(5,818)	125,576	(1,179,603)
Net cash used in financing activities	0	0	(66,850)	0
Effect of exchange rate changes	813	115	1,508	(484)
Net (decrease) increase in cash, cash equivalents and restricted cash	(59,745)	(8,415)	40,877	(1,231,498)
Cash, cash equivalents and restricted cash at the beginning of year	73,978	10,420	33,101	1,264,599
Cash, cash equivalents and restricted cash at the end of year	¥ 14,233	$ 2,005	¥ 73,978	¥ 33,101